Legal proceedings and contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 126,493	R$ 106,262
Legal proceedings contingent liability [member] | Labour [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	36,818	38,097
Legal proceedings contingent liability [member] | Civil [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	59,145	50,667
Legal proceedings contingent liability [member] | Taxes And Social Security [Member] | Types Of Risk [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 30,530	R$ 17,498